Summary of Significant Accounting Policies (Details 9) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Noncontrolling interests, carrying amounts, reclassified to permanent equity:
Limited partners' interests in the Operating Partnership	$ 983,363	$ 953,622
Nonredeemable noncontrolling deficit interests in properties, net	(877)	(59,000)
Total noncontrolling interests reflected in equity	$ 982,486	$ 894,622